Commissions and fees	12 Months Ended
Dec. 31, 2019
Commissions and fees
6 Commissions and fees
in	2019	2018	2017
Commissions and fees (CHF million)
Lending business	1,687	1,931	1,839
Investment and portfolio management	3,438	3,582	3,494
Other securities business	63	48	46
Fiduciary business	3,501	3,630	3,540
Underwriting	1,564	1,718	1,806
Brokerage	2,893	2,813	3,004
Underwriting and brokerage	4,457	4,531	4,810
Other services	1,513	1,798	1,628
Commissions and fees	11,158	11,890	11,817